Standish, Ayer & Wood Investment Trust
                       Standish Global Fixed Income Fund

                      Statement of Assets and Liabilities
                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in Standish Global Fixed Income Portfolio
    ("Portfolio"), at value (Note 1A)                                $ 464,155,069
  Prepaid expenses                                                             859
                                                                     -------------
    Total assets                                                       464,155,928

Liabilities
  Payable for Fund shares redeemed                       $  938,308
  Distributions payable                                   1,648,086
  Accrued accounting, custody and transfer agent fees         4,240
  Accrued trustees' fees and expenses (Note 2)                  984
  Accrued expenses and other liabilities                      8,690
                                                         ----------
    Total liabilities                                                    2,600,308
                                                                     -------------
Net Assets                                                           $ 461,555,620
                                                                     =============

Net Assets Consist Of:
  Paid-in capital                                                    $ 469,724,727
  Accumulated net realized gain                                          2,665,637
  Undistributed net investment income                                    6,512,662
  Net unrealized depreciation                                          (17,347,406)
                                                                     -------------
Total Net Assets                                                     $ 461,555,620
                                                                     =============
Shares Of Beneficial Interest Outstanding                               23,210,183
                                                                     =============
Net Asset Value, Offering Price And Redemption Price
  Per Share
  (Net Assets/Shares outstanding)                                    $       19.89
                                                                     =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                        Standish Global Fixed Income Fund

                            Statement Of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Interest income allocated from Portfolio                             $  16,004,647
  Dividend income allocated from Portfolio                                    41,130
  Expenses allocated from Portfolio                                       (1,178,616)
                                                                       -------------
    Net investment income allocated from Portfolio                        14,867,161

Expenses
  Accounting, custody and transfer agent fees            $     21,478
  Legal and audit services                                     13,970
  Registration fees                                            13,876
  Trustees' fees and expenses (Note 2)                          1,983
  Insurance expense                                               588
  Miscellaneous                                                 6,239
                                                         ------------
    Total expenses                                                            58,134
                                                                       -------------
      Net investment income                                               14,809,027
                                                                       -------------
Realized And Unrealized Gain (Loss)
  Net realized gain (loss) allocated from
   Portfolio on:
    Investment security transactions                       (5,831,872)
    Financial futures contracts                            (1,174,872)
    Written options transactions                             (819,266)
    Foreign currency transactions and forward foreign
      currency exchange contracts                          10,572,824
                                                         ------------
      Net realized gain                                                    2,746,814
  Change in unrealized appreciation (depreciation)
   allocated from Portfolio on:
    Investment securities                                 (30,329,213)
    Financial futures contracts                                61,174
    Written options                                         5,131,121
    Foreign currency and forward foreign currency
      exchange contracts                                    9,895,450
                                                         ------------
      Change in net unrealized depreciation                              (15,241,468)
                                                                       -------------
    Net realized and unrealized loss on investments                      (12,494,654)
                                                                       -------------
Net Increase In Net Assets From Operations                             $   2,314,373
                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Global Fixed Income Fund

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         Six Months Ended       Year Ended
                                                           June 30, 1999       December 31,
                                                            (Unaudited)            1998
                                                         -----------------    --------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                     $  14,809,027      $  23,410,641
  Net realized gain                                             2,746,814          8,805,534
  Change in net unrealized depreciation                       (15,241,468)        (7,075,746)
                                                            -------------      -------------
  Net increase in net assets from investment operations         2,314,373         25,140,429
                                                            -------------      -------------

Distributions to Shareholders (Note 1E)
  From net investment income                                  (11,428,787)       (23,734,875)
  From net realized gain                                               --         (6,298,437)
                                                            -------------      -------------
  Total distributions to shareholders                         (11,428,787)       (30,033,312)
                                                            -------------      -------------

Fund Share (Principal) Transactions (Note 4)
  Net proceeds from sale of shares                             11,526,351        195,822,857
  Value of shares issued to shareholders in payment of
    distributions declared                                      8,127,935         22,737,669
  Cost of shares redeemed                                      (7,509,786)       (10,904,532)
                                                            -------------      -------------
  Net increase in net assets from Fund share
    transactions                                               12,144,500        207,655,994
                                                            -------------      -------------

Total Increase in Net Assets                                    3,030,086        202,763,111

Net Assets
  At beginning of period                                      458,525,534        255,762,423
                                                            -------------      -------------
  At end of peroid (including undistributed net
    investment income of $6,512,662 and $3,132,422
    respectively)                                           $ 461,555,620      $ 458,525,534
                                                            =============      =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Global Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                            Six Months
                                              Ended                              Year Ended December 31,
                                          June 30, 1999    -------------------------------------------------------------------
                                           (Unaudited)       1998(1)       1997(1)       1996(1)        1995         1994(2)
                                          --------------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period         $  20.28      $     20.39   $     20.09   $     19.53   $     17.99   $     20.00
                                          --------------   -----------   -----------   -----------   -----------   -----------

From Investment Operations:
  Net investment income*                         0.64             1.28          1.34          1.42          1.59          1.29
  Net realized and unrealized gain
    (loss) on investments                       (0.53)            0.12          0.96          1.05          1.60         (2.70)
                                          --------------   -----------   -----------   -----------   -----------   -----------
Total from investment operations                 0.11             1.40          2.30          2.47          3.19         (1.41)
                                          --------------   -----------   -----------   -----------   -----------   -----------

Less Distributions to Shareholders:
  From net investment income                    (0.50)           (1.21)        (1.98)        (1.91)        (1.65)           --
  From net realized gain on investments            --            (0.30)        (0.02)           --            --            --
  From tax return of capital                       --               --            --            --            --         (0.60)
                                          --------------   -----------   -----------   -----------   -----------   -----------
Total distributions to shareholders             (0.50)           (1.51)        (2.00)        (1.91)        (1.65)        (0.60)
                                          --------------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, End of Period               $  19.89      $     20.28   $     20.39   $     20.09   $     19.53   $     17.99
                                          ==============   ===========   ===========   ===========   ===========   ===========

Total Return                                     0.54%            6.98%        11.68%        13.03%        18.13%        (7.06)%

Ratios/supplemental Data:
  Expenses (to average daily net
    assets)*(3)                                  0.54%+           0.56%         0.65%         0.65%         0.62%         0.65%+
  Net Investment Income (to average
    daily net assets)*                           6.41%+           6.18%         6.42%         7.11%         7.69%         7.73%+
  Portfolio Turnover (4)                           --               --            --            73%          163%          140%
  Net Assets, End of Period (000's
    omitted)                                 $461,556      $   458,526   $   255,762   $   155,731   $   137,889   $   135,232

-----------------

* For the periods indicated, the investment adviser did not impose a portion of its advisory fee and/or reimbursed a portion of the Fund's operating expenses. If this voluntary reduction had not been taken, the investment income per share and the ratios would have been:

Net investment income per share                    --               --   $      1.33            --            --   $      1.27

Ratios (to average daily net assets):
Expenses (3)                                       --               --          0.66%           --            --          0.73%+
Net investment income                              --               --          6.41%           --            --          7.65%+

+     Computed on an annualized basis.
(1)   Calculated based on average shares outstanding.
(2)   For the period from January 3, 1994 (start of business) to December 31,
      1994.
(3) Includes the Fund's share of Standish Global Fixed Income Portfolio's allocated expenses for the periods since May 3, 1996.
(4) Portfolio turnover represents the rate of portfolio activity for the period while the Fund invested directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio are shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Global Fixed Income Fund

                   Notes To Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of Standish Global Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Funds net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C. Federal taxes

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Fund elected to defer to its fiscal year ending December 31, 1999 losses of $99,117 recognized during the period from November 1, 1998 to December 31, 1998.

      D. Other

      All net investment income and realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

      E. Distributions to Shareholders:

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and

                     Standish, Ayer & Wood Investment Trust
                       Standish Global Fixed Income Fund

                   Notes To Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency, forward foreign currency exchange contracts, option and financial futures transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, distributions in excess of net investment income and accumulated net realized gain (loss).

      (2) Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish International Management Company, L.P. ("SIMCO") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Trust from the SIMCO. Certain of the trustees and officers of the Trust are limited partners or officers of SIMCO.

      (3) Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1999, aggregated $11,526,351 and $11,331,371, respectively.

      (4) Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         Six Months Ended     Year Ended
                                                           June 30, 1999     December 31,
                                                            (Unaudited)          1998
                                                         -----------------   -------------
      Shares sold                                              564,720          9,481,481
      Shares issued to shareholders in payment of
        distributions declared                                 405,690          1,113,065
      Shares redeemed                                         (370,864)          (524,367)
                                                              --------         ----------
      Net increase                                             599,546         10,070,179
                                                              ========         ==========

      At June 30, 1999, two shareholders were record owners of approximately 17% and 15% of the total outstanding shares of the Fund, respectively.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Par             Value
Security                                                                 Rate       Maturity         Value*         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 95.3%

Asset Backed -- 2.8%

Advanta Home Equity Loan Trust 1999-2 A3                                 6.440%     05/25/2029     $   350,000     $   350,437
Advanta Mortgage Trust 1997-4 M1                                         7.040%     01/25/2029       1,300,000       1,293,094
BankBoston Home Equity 98-2 A7                                           6.140%     06/25/2013       5,000,000       4,754,883
Delta Funding Home Equity Line 1998-4 A7                                 6.190%     02/15/2031       2,750,000       2,613,682
IMC Home Equity 1997-7 A8                                                6.650%     02/20/2029         925,000         912,570
Residential Funding 1997-HS5 M1                                          7.010%     05/25/2027         900,000         901,125
Vanderbilt Mortgage Financial 1996-C B2                                  8.000%     11/07/2026       1,200,000       1,119,000
World Omni Auto Lease 1997-A B Non-ERISA 144A                            7.300%     06/25/2003         742,572         749,478
                                                                                                                   -----------
Total Asset Backed (Cost $13,186,038)                                                                               12,694,269
                                                                                                                   -----------

Collateralized Mortgage Obligations -- 0.5%

Bear Stearns Mtg 1998-2 B                                                6.750%     04/30/2030       1,608,203       1,528,295
Prudential Home Mortgage 1993-B 1B1 144A
Non-ERISA                                                                7.843%     04/28/2023       1,034,401       1,040,543
                                                                                                                   -----------
Total Collateralized Mortgage Obligations (Cost $2,666,100)                                                          2,568,838
                                                                                                                   -----------

Convertible Corporate Bonds -- 0.3%

Integrated Health+                                                       5.750%     01/01/2001       1,750,000       1,207,500
                                                                                                                   -----------
Total Convertible Corporate Bonds (Cost $1,606,639)                                                                  1,207,500
                                                                                                                   -----------

Corporate -- 13.4%

Bank Bonds -- 2.1%

Bank of America Corp.                                                    6.625%     06/15/2004       2,150,000       2,155,310
Bank United Corp. Notes+                                                 8.875%     05/01/2007         775,000         771,086
City National Bank Corp. Notes+                                          6.375%     01/15/2008         900,000         848,547
First Security Bank Sub. Notes+                                          5.875%     11/01/2003       1,250,000       1,201,512
GS Escrow Corp. 144A Notes                                               7.125%     08/01/2005         730,000         701,566
GS Escrow Corp. 144A Senior Notes                                        7.000%     08/01/2003         620,000         596,362
Imperial Credit Capital Trust Notes+                                     9.980%     12/31/2026         375,000         353,283
Key Bank National Association+                                           5.800%     04/01/2004       2,225,000       2,149,194
Star Banc Corp. Notes+                                                   5.875%     11/01/2003       1,000,000         974,210
                                                                                                                   -----------
                                                                                                                     9,751,070
                                                                                                                   -----------

Financial -- 4.1%

Advanta Capital Trust I+                                                 8.990%     12/17/2026         750,000         502,500
Amresco Inc. Corp. Senior Sub Notes+                                     9.875%     03/15/2005         525,000         416,062
Colonial Realty Notes                                                    7.000%     07/14/2007         700,000         641,699
Conseco Finance Trust Cap. Notes+                                        8.796%     04/01/2027         250,000         228,617
Conseco Finance Trust II+                                                8.700%     11/15/2026       2,225,000       2,005,214
Conseco Finance Trust Notes+                                             6.800%     06/15/2005       1,150,000       1,086,083
Crescent Real Estate Notes                                               7.125%     09/15/2007         900,000         720,120
Criimi Mae Corp. Notes+                                                  9.125%     12/01/2002       1,075,000         881,500
EOP Operating LP Notes+                                                  6.376%     02/15/2002         500,000         493,115
Florida Windstorm 144A Notes+                                            7.125%     02/25/2019       2,225,000       2,177,963
Health Care REIT Inc. Senior Notes                                       7.625%     03/15/2008         500,000         456,205

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Par             Value
Security                                                                 Rate       Maturity         Value*         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Financial (Continued)

Kaufman & Broad Home Corp. Senior Notes+                                 7.750%     10/15/2004     $   300,000     $   298,500
Liberty Media Group 144A #                                               7.875%     07/15/2009       4,425,000       4,398,627
Liberty Mutual Insurance Co. 144A Notes                                  7.697%     10/15/2097         850,000         780,198
MMI Capital Trust Notes+                                                 7.625%     12/15/2027       1,300,000         997,747
Orion Capital Trust Notes+                                               7.701%     04/15/2028         800,000         653,184
Simon Debartolo Group LP Notes+                                          6.750%     07/15/2004         925,000         901,551
Simon Debartolo Group LP Notes NCL+                                      6.875%     10/27/2005         425,000         408,149
Wellsford REIT Senior Notes+                                             9.375%     02/01/2002       1,000,000       1,060,040
                                                                                                                   -----------
                                                                                                                    19,107,074
                                                                                                                   -----------

Industrial Bonds -- 7.2%

American Standard Corp. Notes+                                           7.375%     04/15/2005       1,000,000         945,692
Aramark Services Notes+                                                  6.750%     08/01/2004       2,000,000       1,926,240
Choice Hotels Senior Notes                                               7.125%     05/01/2008         750,000         699,953
Conmed Corp. Notes                                                       9.000%     03/15/2008         700,000         686,000
Enterprise Corp. 144A Notes                                              7.000%     06/15/2000         500,000         504,095
Enterprise Corp. Notes+                                                  6.375%     05/15/2003         950,000         925,167
Flag Limited Senior Notes                                                8.250%     01/30/2008         925,000         862,563
Fred Meyer Inc                                                           7.375%     03/01/2005         625,000         633,581
Horseshoe Gaming 144A Senior Sub Notes                                   8.625%     05/15/2009       1,000,000         967,500
Horseshoe Gaming LLC Notes                                               9.375%     06/15/2007         450,000         456,750
IMC Global Notes+                                                        7.625%     11/01/2005       2,225,000       2,255,416
Lilly Industries Inc. Notes                                              7.750%     12/01/2007         300,000         280,147
McLeod USA Inc. 144A Senior Notes                                        9.500%     11/01/2008         300,000         300,000
McLeod USA Inc. Series 144A+                                             8.125%     02/15/2009       1,025,000         953,250
McLeod USA Senior Notes+                                                 8.375%     03/15/2008       1,150,000       1,078,125
News America Inc. Deb Notes 144A                                         7.625%     11/30/2028       1,875,000       1,787,336
Panamsat Notes+                                                          6.000%     01/15/2003       3,050,000       2,961,733
Panamsat Notes+                                                          6.125%     01/15/2005       1,500,000       1,398,780
Panavision Inc. Step Up Sub Notes                                        0.000%     02/01/2006       1,000,000         610,000
Revlon Worldwide Senior Notes+                                           0.000%     03/15/2001       7,925,000       5,488,063
Southland Corp. Senior Sub Notes+                                        5.000%     12/15/2003         500,000         432,500
Tenet Healthcare Corp. 144A                                              7.625%     06/01/2008         275,000         257,125
Tenet Healthcare Corp. Notes+                                            8.625%     12/01/2003         525,000         525,000
Tricon Global Restaurant Inc. Senior Notes+                              7.450%     05/15/2005         775,000         773,489
USA Waste Services Inc. Senior Notes+                                    6.500%     12/15/2002       1,200,000       1,198,884
Viacom Inc. Senior Notes+                                                7.750%     06/01/2005         750,000         768,180
WMX Technologies                                                         6.375%     12/01/2003         950,000         942,562
WMX Technologies 144A                                                    6.875%     05/15/2009       2,500,000       2,417,501
Westinghouse Credit Corp. Deb Notes+                                     8.875%     06/14/2014         275,000         304,681
                                                                                                                   -----------
                                                                                                                    33,340,313
                                                                                                                   -----------
Total Corporate (Cost $66,221,204)                                                                                  62,198,457
                                                                                                                   -----------

Government/Other -- 59.6%

Argentina -- 0.1%

Cointel 144A Notes NCL                                                  10.375%     08/01/2004         500,000         390,000
                                                                                                                   -----------
Denmark -- 3.6%

Danske Kredit                                                            5.000%     10/01/2029       7,105,000         876,869

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Par             Value
Security                                                                 Rate       Maturity         Value*         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Denmark (Continued)

Denmark Bullet                                                           7.000%     11/15/2007     $ 6,000,000     $   956,784
Denmark Nykredit                                                         5.000%     10/01/2029       8,660,000       1,068,780
Denmark Nykredit                                                         7.000%     10/01/2026       4,171,000         589,007
Denmark Realkredit                                                       7.000%     10/01/2026       1,594,000         225,096
Denmark Realkredit                                                       8.000%     10/01/2026           1,000             146
Denmark Unikredit Realkredit                                             6.000%     10/01/2029      48,254,000       6,363,018
Kingdom of Denmark                                                       8.000%     11/15/2001      46,500,000       7,056,960
                                                                                                                   -----------
                                                                                                                    17,136,660
                                                                                                                   -----------

EuroDollar -- 1.8%

American Standard Global                                                 7.125%     06/01/2006       4,000,000       4,138,000
Huntsman ICI 144A NC'04                                                  0.000%     07/01/2009       2,000,000       2,074,173
Republic of Brazil(a)                                                    6.063%     01/01/2001       2,410,800       2,299,301
                                                                                                                   -----------
                                                                                                                     8,511,474
                                                                                                                   -----------

France -- 3.1%

BTAN 5 Yr                                                                4.500%     07/12/2002       6,000,000       6,377,693
France Oat                                                               4.000%     04/25/2009       1,000,000         985,982
France Oat                                                               6.000%     10/25/2025       3,155,694       3,546,624
Remy Cointreau 144A                                                     10.000%     07/30/2005       3,550,000       3,961,682
                                                                                                                   -----------
                                                                                                                    14,871,981
                                                                                                                   -----------

Germany -- 17.8%

Baden Nurttemberg+                                                       6.200%     11/22/2013       1,022,583       1,182,084
Banco Comercial                                                          8.250%     10/04/2000         545,000         294,746
Bundes Obligation Ser 116 Notes                                          5.750%     08/22/2000       2,045,167       2,181,313
Bundes Obligation Ser 127 Notes                                          4.500%     05/19/2003      13,000,000      13,794,126
Bundes Obligation Ser 130 Notes                                          3.250%     02/17/2004       4,300,000       4,338,476
Bundesrepub. Deutschland                                                 4.750%     07/04/2008       2,100,000       2,206,340
Colt Telecom Group PLC 144A Notes+                                       7.625%     07/31/2008       8,625,000       4,579,141
Depfa Bank 144A Notes+                                                   4.750%     07/15/2008       3,476,784       3,578,570
Deutschland Republic                                                     6.500%     10/14/2005       2,950,000       3,434,162
Deutschland Republic                                                     6.500%     07/04/2027         230,081         274,912
Deutschland Republic                                                     7.250%     10/21/2002       3,029,404       3,478,023
Deutschland Republic                                                     8.375%     05/21/2001       2,311,039       2,611,318
Die Bundrep Deutschland Dm1000+                                          8.250%     09/20/2001      11,000,000      12,552,726
Exide Holding Europe 144A Notes                                          9.125%     04/15/2004       1,700,000         914,919
Fresenius Med Global+                                                    7.375%     02/01/2008         720,000         391,780
German Unity Fund+                                                       8.000%     01/21/2002       1,533,875       1,759,913
German Unity Fund+                                                       8.500%     02/20/2001       3,809,124       4,269,574
RSL Communications PLC Reg                                               0.000%     03/15/2008       5,790,000       1,902,586
Texon International PLC 144A Senior Notes+                              10.000%     02/01/2008       3,650,000       1,727,887
Treuhandanstalt                                                          6.500%     04/23/2003       3,118,880       3,533,320
Treuhandanstalt                                                          7.125%     01/29/2003       5,100,000       5,867,384
Treuhandanstalt+                                                         7.500%     09/09/2004       6,400,000       7,682,114
                                                                                                                   -----------
                                                                                                                    82,555,414
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Par             Value
Security                                                                 Rate       Maturity         Value*         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------
Italy -- 1.9%

Italian Government BTP Notes NCL                                         4.000%     10/01/2003     $ 4,700,000     $ 4,830,546
Italian Government BTP Notes NCL                                         5.000%     02/15/2003       3,750,000       4,026,209
                                                                                                                   -----------
                                                                                                                     8,856,755
                                                                                                                   -----------

Japan -- 7.2%

Austria Republic+                                                        6.250%     10/16/2003     370,000,000       3,732,233
European Investment Bank                                                 4.625%     02/26/2003     363,000,000       3,386,942
Italy Euroyen Notes+                                                     5.125%     07/29/2003     1,244,000,000    11,967,664
Japan 10 Year Issue #168                                                 3.400%     03/22/2004     900,000,000       8,202,119
South Africa                                                             3.350%     06/17/2004     175,000,000       1,417,677
Spanish Government                                                       4.750%     03/14/2005     480,000,000       4,692,339
                                                                                                                   -----------
                                                                                                                    33,398,974
                                                                                                                   -----------

Netherlands -- 3.4%

KPN-Qwest B.V. 144A Private Placement                                    7.125%     06/01/2009       4,000,000       4,145,759
Netherlands Government Notes                                             5.750%     09/15/2002       3,600,000       3,953,425
Netherlands Government Notes NCL                                         3.750%     07/15/2009       7,900,000       7,590,664
                                                                                                                   -----------
                                                                                                                    15,689,848
                                                                                                                   -----------

New Zealand -- 2.7%

Fernz Capital+                                                           9.800%     04/15/2002       4,100,000       2,281,449
Fletcher Challenge+                                                     11.250%     12/15/2002       1,900,000       1,083,614
Fletcher Challenge                                                      14.500%     09/30/2000         500,000         287,296
Fletcher Challenge CVT                                                  10.000%     04/30/2005       1,000,000         555,755
New Zealand Government                                                   8.000%     04/15/2004       7,475,000       4,277,053
New Zealand Government                                                  10.000%     03/15/2002       7,200,000       4,253,887
                                                                                                                   -----------
                                                                                                                    12,739,054
                                                                                                                   -----------

Norway -- 0.2%

Vital Forsikring+                                                        7.850%     09/22/2003       6,000,000         798,146
                                                                                                                   -----------

Singapore -- 1.4%

Singapore Government                                                     3.500%     02/01/2004       7,250,000       4,214,462
Singapore Government                                                     5.125%     11/15/2004       3,850,000       2,364,095
                                                                                                                   -----------
                                                                                                                     6,578,557
                                                                                                                   -----------

Sweden -- 2.9%

Kingdom of Sweden #1030                                                 13.000%     06/15/2001      18,700,000       2,575,610
Kingdom of Sweden #1033                                                 10.250%     05/05/2003      10,000,000       1,420,412
Sweden Government Bond #1038                                             6.500%     10/25/2006      20,000,000       2,592,995
Sweden Government Bond #1042                                             5.000%     01/15/2004      58,400,000       7,027,247
                                                                                                                   -----------
                                                                                                                    13,616,264
                                                                                                                   -----------

United Kingdom -- 11.7%

Abbey National Treasury                                                  7.750%     12/31/2003       1,200,000       1,991,720
Alliance and Leicester Building Society+                                 8.750%     12/07/2006       3,700,000       6,523,809
Bank of Greece                                                          10.750%     09/06/2010         350,000         735,043
Bank of Greece                                                          10.750%     09/06/2010         699,700       1,469,456

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Par            Value
Security                                                Rate                  Maturity                   Value*        (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom (Continued)

Birmingham Midshires Building Society+                  9.125%               01/05/2006               $   750,000     $ 1,338,842
CSW Investments+                                        8.875%               09/27/2006                 2,500,000       4,347,036
European Investment Bank                                7.625%               12/07/2006                 2,400,000       4,145,902
FNMA Global Bond+                                       6.875%               06/07/2002                 1,910,000       3,085,322
IPC Magazines 144A                                      0.000%               03/15/2008                 3,120,000       2,362,913
Inco Ltd.+                                             15.750%               07/15/2006                   200,000         465,956
Merrill Lynch Notes                                     7.375%               12/17/2007                 1,050,000       1,749,465
Republic of Argentina                                  11.500%               08/14/2001                 1,605,000       2,567,003
Slough Estates                                          7.125%               02/17/2010                 1,825,000       2,956,943
Stagecoach Holdings PLC                                 7.625%               10/31/2007                 1,725,000       2,731,058
UK Treasury Gilt                                       10.000%               09/08/2003                 2,790,000       5,128,402
UK Treasury Gilt Stock                                  8.000%               06/10/2003                 3,700,000       6,358,013
UK Treasury Gilt Stock                                  9.500%               10/25/2004                 1,865,000       3,491,686
William Hill Finance                                   10.625%               04/30/2008                 1,475,000       2,379,618
                                                                                                                      -----------
                                                                                                                       53,828,187
                                                                                                                      -----------

Yankee Bonds -- 1.8%

Canada Notes+                                           5.250%               11/05/2008                 2,000,000       1,799,690
Cominco Ltd. Notes+                                     6.875%               02/15/2006                   525,000         449,211
Edperbrascan Ltd. Notes+                                7.375%               10/01/2002                   500,000         499,675
Merita Bank Perpetual Step Up 144A                      7.500%               12/29/2049                   250,000         241,230
Merita Bank Pfd Step Up 144A Notes+                     7.150%               12/29/2049                   650,000         645,801
Republic of Panama 144A Notes+                          7.875%               02/13/2002                 2,290,000       2,221,300
Republic of Panama Notes                                8.875%               09/30/2027                 1,350,000       1,120,500
Se Banken Perpetual 10 Yr. Step Up 144A                 8.125%               09/06/2049                 1,500,000       1,483,350
                                                                                                                      -----------
                                                                                                                        8,460,757
                                                                                                                      -----------
Total Government/Other (Cost $292,323,613)                                                                            277,432,071
                                                                                                                      -----------

Non-Agency -- 0.6%

Pass Thru Securities -- 0.6%

Chase Commercial Mortgage Sec 6.6 1997-2D
Non-ERISA                                               6.600%               12/25/2007                   500,000         468,125
GMAC Mortgage Corp. 1996-C1 F Non-ERISA                 7.860%               11/15/2006                 1,000,000         781,563
GMAC Mortgage Corp. 1997-C1 E Non-ERISA                 7.085%               11/15/2010                   900,000         865,863
Mortgage Capital Funding 1997-MC2 D Non-ERISA           7.117%               11/20/2007                   725,000         696,000
                                                                                                                      -----------
Total Non-Agency (Cost $3,018,942)                                                                                      2,811,551
                                                                                                                      -----------

U.S. Government Agency -- 8.1%

Pass Thru Securities -- 8.1%

FNMA+                                                   5.125%               02/13/2004                   825,000         790,969
FNMA                                                    6.000%               06/01/2029                 1,400,000       1,320,816
FNMA#                                                   6.500%               07/01/2029                13,000,000      12,473,906
GNMA                                                    7.000%        03/15/2026 - 06/15/2029          15,684,055      15,473,262
GNMA#                                                   8.000%        05/15/2026 - 07/15/2029           6,283,639       6,462,285
GNMA                                                    9.000%               12/15/2017                   810,831         868,603
                                                                                                                      -----------
Total U.S. Government Agency (Cost $37,857,709)                                                                        37,389,841
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Par             Value
Security                                                                 Rate       Maturity         Value*         (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations -- 10.0%

Treasury Bonds -- 2.7%

U.S. Treasury Bond+                                                      6.625%    02/15/2027     $    2,000,000  $   2,112,180
U.S. Treasury Bond+                                                      8.125%    05/15/2021          8,525,000     10,381,830
                                                                                                                  -------------
                                                                                                                     12,494,010
                                                                                                                  -------------

Treasury Notes -- 7.3%

U.S. Treasury Note+                                                      4.625%    11/30/2000          2,000,000      1,978,440
U.S. Treasury Note+                                                      4.750%    11/15/2008         10,075,000      9,251,671
U.S. Treasury Note+                                                      5.250%    05/31/2001          3,775,000      3,757,295
U.S. Treasury Note+                                                      5.750%    10/31/2002          2,125,000      2,130,971
U.S. Treasury Note+                                                      5.750%    11/30/2002          1,275,000      1,277,588
U.S. Treasury Note+                                                      6.250%    06/30/2002            250,000        254,103
U.S. Treasury Note+                                                      6.625%    06/30/2001         13,510,000     13,782,362
U.S. Treasury Note+                                                      6.625%    05/15/2007          1,200,000      1,249,692
                                                                                                                  -------------
                                                                                                                     33,682,122
                                                                                                                  -------------
Total U.S. Treasury Obligations (Cost $47,322,779)                                                                   46,176,132
                                                                                                                  -------------
TOTAL BONDS AND NOTES (COST $464,203,024)                                                                           442,478,659
                                                                                                                  -------------

                                                                                                      Shares
                                                                                                  --------------
PREFERRED STOCKS -- 0.8%

Equity Office Properties Trust 144A CVT                                                                    6,000        255,750
Equity Residential Properties Pfd 9.65                                                                     3,000         75,937
Fuji JGB Inv. L.L.C. Pfd 144A Step Up                                                                  1,875,000      1,640,625
Pinto Totta Intl Pfd 144A Step Up                                                                            550        516,775
Societe Generale Preferred Step Up NC '07                                                                925,000        865,522
Texaco Capital LLC FLT Ser B(a)                                                                           14,000        274,750
                                                                                                                  -------------
TOTAL PREFERRED STOCKS (COST $3,591,854)                                                                              3,629,359
                                                                                                                  -------------

                                                                                                     Contract
                                                                                                       Size
                                                                                                  --------------
PURCHASED OPTIONS -- 1.2%

BRL Put/USD Call, Strike Price 1.35, 09/09/99                                                          8,700,000      2,255,910
BTP 6.75% Put, Strike Price 105.290, 01/31/00                                                      4,545,000,000              0
BTP 6.75% Put, Strike Price 105.49, 02/03/00                                                       4,545,000,000          4,545
BTP 6.75% Put, Strike Price 107.69, 02/07/00                                                       9,085,000,000         18,170
DBR 4.75% Call, Strike Price 104.90, 11/02/99                                                         14,900,000         11,786
DBR 4.75% Call, Strike Price 106.99, 02/08/99                                                          4,200,000          3,032
DBR 4.75% Call, Strike Price 95.78, 03/13/00                                                           4,220,000         39,630
DBR 5.25% Call, Strike Price 110.76, 12/15/99                                                          7,600,000          1,604
DBR 5.25% Call, Strike Price 112.07, 01/25/00                                                          5,925,000          1,221
DBR 5.25% Call, Strike Price 112.08, 01/26/00                                                          7,900,000          2,449
DBR 5.625% Call, Strike Price 115.10, 10/01/99                                                        15,150,000          3,363
DBR 6.00% Call, Strike Price 112.66, 10/22/99                                                          4,670,000          4,679
DBR 6.00% Call, Strike Price 112.88, 10/22/99                                                         15,050,000          8,729

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                    Contract         Value
Security                                                                              Size         (Note 1A)
--------------------------------------------------------------------------------------------------------------
DEM 3.75% Call, Strike Price 99.15, 04/17/00                                          4,300,000  $       6,656
DEM 4% Call, Strike Price 96.26, 06/23/00                                             4,350,000         45,027
DEM 4.75% Call, Strike Price 99.39, 04/27/00                                          6,325,000         30,025
DEM 4.75% Put, Strike Price 105.06, 08/25/99                                          4,000,000        169,164
DEM 5.25% Call, Strike Price 111.26, 01/10/00                                         7,050,000            726
DEM 5.625% Call, Strike Price 109.10, 11/23/99                                        7,500,000         20,962
EUR Put/JPY Call, Strike Price 146.70, 04/13/00                                       8,142,325      1,213,377
FRF 5.25% Call, Strike Price 108.15, 10/25/99                                        50,000,000         17,300
GBP 5.75% Call, Strike Price 106.23, 06/09/00                                         5,650,000        284,229
JPY 1.8% Call, Strike Price 104.669, 05/08/00                                     1,060,000,000         15,900
JPY 2.6% Call, Strike Price 102.558, 04/10/00                                       515,000,000        113,300
JPY 2.6% Call, Strike Price 106.682, 05/01/00                                     1,000,000,000        135,000
JPY Put, Strike Price 116.95, 12/24/99                                                9,175,000        329,383
JPY Put, Strike Price 121.5, 04/06/00                                                 4,700,000        109,040
JPY Put, Strike Price 150.00, 02/08/01                                                4,500,000          8,100
JPY Put/USD Call, Strike Price 122, 03/08/00                                          4,425,000        100,448
JPY Put/USD Call, Strike Price 125.00, 10/14/99                                       5,000,000         42,500
JPY Put/USD Call, Strike Price 127.00, 11/10/99                                       8,925,000         68,723
JPY Put/USD Call, Strike Price 128.00, 11/12/99                                       4,400,000         30,800
JPY Put/USD Call, Strike Price 138.00, 09/08/99                                       6,525,000            770
JPY Put/USD Call, Strike Price 150.00, 08/26/99                                       7,800,000              0
UST 5.25% Call, Strike Price 101.8281, 7/20/99                                           77,500            605
UST 5.25% Call, Strike Price 94.375, 02/29/00                                            45,000         53,910
UST 5.25% Put, Strike Price 90.34375, 12/01/99                                           45,000        147,780
UST 5.5% Call, Strike Price 96.5781, 9/22/99                                             80,640        100,170
                                                                                                 -------------
TOTAL PURCHASED OPTIONS (COST $9,774,695)                                                            5,399,013
                                                                                                 -------------

                                                                                       Par
                                                           Rate        Maturity       Value*
                                                        ----------    ----------     --------
SHORT-TERM INVESTMENTS -- 3.5%

U.S. Government Agency -- 1.0%

FHLMC Discount Note                                      0.000%       07/22/1999    $ 4,825,000      4,810,718
                                                                                                 -------------
Repurchase Agreements -- 2.5%

Prudential-Bache Repurchase Agreement, dated 06/30/99, due 07/01/99, with a maturity value of $11,689,087 and an effective yield of 4.10%, collateralized by
U.S. Government Agency Obligations with rates ranging from 6.42% to 7.00%, maturity dates ranging from 08/01/98 to 06/01/99 and an aggregate market value
of $11,912,511.                                                                                  $  11,687,756
                                                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,499,530)                                                     16,498,474
                                                                                                 -------------

TOTAL INVESTMENTS -- 100.8% (COST $494,069,103)                                                  $ 468,005,505

Other Assets, Less Liabilities -- (0.8%)                                                            (3,850,301)
                                                                                                 -------------

NET ASSETS -- 100.0%                                                                             $ 464,155,204
                                                                                                 =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

              Schedule of Investments - June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration.
CVT - Convertible
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
NCL - Non-callable
REIT - Real Estate Investment Trust
UST - United States Treasury
BRL - Brazilian Real
BTP - British Pound
DBR - Deutsche Bundes Republik
DEM - German Deutsche Mark
EUR - EuroDollar
FRF - French Franc
GBP - Great British Pound
JPY - Japanese Yen
USD - United States Dollar
* Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.
+ Denotes all or part of security pledged as a margin deposit (Note 5) or collateral for delayed delivery transactions (Note 6).
#   All or a portion of these securities are delayed delivery contracts (Note
    6).
(a) Variable Rate Security; rate indicated is as of 6/30/99.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                      Statement of Assets and Liabilities
                           June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investments, at value (Note 1A) (identified cost,
    $494,069,103)                                                     $ 468,005,505
  Foreign currency, at value (identified cost,
    $6,787,704)                                                           6,768,716
  Receivable for investments sold                                        30,854,734
  Receivable for premiums on written options                                117,612
  Interest and dividends receivable                                       9,350,358
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                              116,906
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                           7,385,960
  Tax reclaim receivable                                                     20,392
  Deferred organization costs (Note 1F)                                      27,489
  Prepaid expenses                                                            7,579
                                                                      -------------
    Total assets                                                        522,655,251

Liabilities
  Payable for investments purchased                      $29,762,643
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                              703,040
  Payable for delayed delivery transactions (Note 6)      21,422,678
  Options written, at value (Note 5) (premiums
    received, $8,741,212)                                  6,433,603
  Accrued accounting and custody fees                         32,971
  Accrued trustees' fees and expenses (Note 2)                 5,546
  Payable for premium on purchased options                   117,045
  Accrued expenses and other liabilities                      22,521
                                                         -----------
    Total liabilities                                                    58,500,047
                                                                      -------------
Net Assets (Applicable To Investors' Beneficial
  Interests)                                                          $ 464,155,204
                                                                      =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                            Statement of Operations
               For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
  Interest income                                                      $ 16,004,651
  Dividend income                                                            41,130
                                                                       ------------
    Total income                                                         16,045,781

Expenses
  Investment advisory fee (Note 2)                       $    924,358
  Accounting and custody fees                                 201,312
  Legal and audit services                                     18,150
  Trustees' fees and expenses (Note 2)                         12,622
  Amortization of organization expenses (Note 1F)               7,406
  Insurance expense                                             4,849
  Licensing fees                                                9,919
                                                         ------------
    Total expenses                                                        1,178,616
                                                                       ------------
      Net investment income                                              14,867,165
                                                                       ------------

Realized And Unrealized Gain (Loss)
  Net realized gain (loss)
    Investment security transactions                       (5,831,874)
    Financial futures contracts                            (1,174,872)
    Written options transactions                             (819,266)
    Foreign currency transactions and forward foreign
      currency exchange contracts                          10,572,827
                                                         ------------
      Net realized gain                                                   2,746,815
  Change in unrealized appreciation (depreciation)
    Investment securities                                 (30,329,221)
    Financial futures contracts                                61,174
    Written options                                         5,131,123
    Foreign currency and forward foreign currency
      exchange contracts                                    9,895,452
                                                         ------------
      Change in net unrealized depreciation                             (15,241,472)
                                                                       ------------
    Net realized and unrealized loss                                    (12,494,657)
                                                                       ------------
Net Increase In Net Assets From Operations                             $  2,372,508
                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               Six Months Ended      Year Ended
                                                                 June 30, 1999      December 31,
                                                                  (Unaudited)           1998
                                                               ----------------     -------------
Increase (Decrease) in Net Assets
From Investment Operations
  Net investment income                                          $  14,867,165      $  23,583,542
  Net realized gain                                                  2,746,815          8,805,536
  Change in net unrealized depreciation                            (15,241,472)        (7,075,748)
                                                                 -------------      -------------
  Net increase in net assets from investment operations              2,372,508         25,313,330
                                                                 -------------      -------------

Capital Transactions
  Contributions                                                     11,526,351        195,976,864
  Withdrawals                                                      (11,331,371)       (22,255,635)
                                                                 -------------      -------------
  Net increase in net assets from capital transactions                 194,980        173,721,229
                                                                 -------------      -------------

Total Increase in Net Assets                                         2,567,488        199,034,559

Net Assets
  At beginning of period                                           461,587,716        262,553,157
                                                                 -------------      -------------
  At end of period                                               $ 464,155,204      $ 461,587,716
                                                                 =============      =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                                Six Months
                                                   Ended                Year Ended December 31,
                                               June 30, 1999    ----------------------------------------
                                                (Unaudited)        1998          1997         1996(1)
                                               --------------   -----------   -----------   ------------
Ratios:
  Expenses (to average daily net assets)              0.51%+           0.51%         0.61%          0.62%+
  Net Investment Income (to average daily net
    assets)                                           6.43%+           6.22%         6.47%          7.17%+
  Portfolio Turnover                                    86%             162%          176%           111%
  Net Assets, End of Period (000's omitted)       $464,155      $   461,588   $   262,553     $  159,814

-----------------

(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.
+   Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                   Notes To Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

      At June 30, 1999 there is one Fund invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The proportionate interest at June 30, 1999 is approximately 100%.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                   Notes To Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investors distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

      E. Foreign currency transactions

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. Deferred organization expense

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish International Management Company, L.P. ("SIMCO") for overall investment advisory services is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. The advisory agreement provides that if the total annual operating expenses of the Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) in any fiscal year exceed 0.65% of the Portfolio's average daily net assets, the compensation due the adviser shall be reduced by the amount of the excess. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SIMCO or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SIMCO. Certain of the trustees and officers of the Portfolio Trust are limited partners or officers of SIMCO.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 1999 were as follows:

                                                      Purchases       Sales
                                                     ------------  ------------
      U.S. Government Securities                     $175,161,687  $130,953,015
                                                     ============  ============
      Investments (non-U.S.Government Securities)    $247,755,163  $259,573,292
                                                     ============  ============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                                          $494,069,103
                                                              ============
      Gross unrealized appreciation                              2,239,010
      Gross unrealized depreciation                            (28,302,608)
                                                              ------------
      Net unrealized depreciation                             $(26,063,598)
                                                              ============

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                   Notes To Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      A summary of written option transactions for the six months ended June 30, 1999 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------------------
                                                     Number Of Contracts        Premiums
                                                     --------------------   ----------------
      Outstanding, beginning of period                         14           $      1,289,493
      Options written                                           9                  1,588,643
      Options expired                                          (2)                  )(84,766
      Options closed                                          (13)                (1,306,093)
                                                              ---           ----------------
      Outstanding, end of period                                8           $      1,487,277
                                                              ===           ================

      Written Call Option Transactions
      -------------------------------------------------------------------------------------
                                                     Number Of Contracts        Premiums
                                                     --------------------   ---------------
      Outstanding, beginning of period                         13           $     1,048,866
      Options written                                          12                 1,042,282
      Options exercised                                        (1)                 (141,312)
      Options expired                                          (2)                 )(92,577
      Options closed                                          (10)                 (932,374)
                                                              ---           ---------------
      Outstanding, end of period                               12           $       924,885
                                                              ===           ================

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                   Notes To Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Written Cross Currency Option Transactions
      -------------------------------------------------------------------------------------
                                                     Number Of Contracts       Premiums
                                                     -------------------   ----------------
      Outstanding, beginning of period                        15           $      3,992,115
      Options written                                         14                  5,077,458
      Options expired                                         (2)                  (202,373)
      Options closed                                         (14)                (2,538,150)
                                                              --           ----------------
      Outstanding, end of period                              13           $      6,329,050
                                                              ==           ================

      Forward Currency Exchange Contracts

      The Portfolio may enter into for ward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 1999, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      Forward Foreign Currency Exchange Contracts

                                                                               U.S.$           U.S.$          U.S.$
                                   Local Principal          Contract          Market         Aggregate      Unrealized
      Contracts To Receive             Amount              Value Date          Value        Face Amount    Gain/(loss)
      -----------------------------------------------------------------------------------------------------------------
      British Pound Sterling              695,178         7/06-8/26/99         1,096,631      1,103,830         (7,199)
      Danish Krone                     27,967,940            8/9/99            3,883,537      4,000,564       (117,027)
      Euro Dollar                      12,499,186         8/16-9/07/99        12,984,482     13,020,193        (35,711)
      Hong Kong Dollar                 19,838,740           10/14/99           2,551,760      2,425,311        126,449
      Japanese Yen                  1,095,731,772         7/12-8/10/99         9,057,263      9,068,047        (10,784)
      New Zealand Dollar               15,018,720         7/15-8/13/99         8,015,642      8,318,062       (302,420)
      Polish Zloty                      4,212,648          7/24/2000           1,012,726      1,025,000        (12,274)
      Swedish Krona                    36,472,994            7/1/99            4,308,681      4,316,126         (7,445)
                                                                           -------------   -------------   ------------
      Total                                                                $  42,910,722   $ 43,277,133    $  (366,411)
                                                                           =============   =============   ============

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                   Notes To Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                                                         U.S.$            U.S.$           U.S.$
                                          Local Principal          Contract              Market         Aggregate       Unrealized
      Contracts To Deliver                    Amount              Value Date             Value         Face Amount     Gain/(loss)
      -----------------------------------------------------------------------------------------------------------------------------
      British Pound Sterling                  35,573,765         7/02-8/26/99            56,111,935      57,465,495      1,353,560
      Danish Krone                           162,777,653         7/06-8/18/99            22,590,943      23,383,935        792,992
      Euro Dollar                            136,930,253         7/02-9/07/99           142,058,002     145,999,228      3,941,226
      Hong Kong Dollar                        66,367,900       10/14/99-1/14/00           8,528,652       8,385,000       (143,652)
      Japanese Yen                         4,829,137,978       7/01/99-5/17/01           41,911,750      42,017,885        106,135
      New Zealand Dollar                      42,081,859        7/15-11/05/99            22,459,723      23,201,848        742,125
      Norwegian Krone                          6,741,381           7/19/99                  855,484         866,501         11,017
      Polish Zloty                             4,212,648          7/24/2000               1,012,726         999,679        (13,047)
      Singapore Dollar                        11,582,484           9/14/99                6,859,900       6,806,419        (53,481)
      Swedish Krona                          114,344,976         8/18-9/02/99            13,553,810      13,638,998         85,188
                                                                                     --------------   --------------   ------------
      Total                                                                          $  315,942,925   $ 322,764,988    $ 6,822,063
                                                                                     ==============   ==============   ============

      Forward Foreign Cross Currency Exchange Contracts

                                     U.S.$                                     U.S.$                               U.S.$
                                     Market                                    Market             Contract      Unrealized
      Contracts To Deliver           Value           In Exchange For           Value             Value Date        Gain
      --------------------------------------------------------------------------------------------------------------------
      British Pound Sterling         4,293,683    New Zealand Dollar           4,473,802           11/5/99         180,119
      Euro Dollar                    4,056,384    Greek Drachma                4,094,120           9/29/99          37,736
      New Zealand Dollar             4,284,270    British Pound Sterling       4,293,683           11/5/99           9,413
                                  ------------                              ------------                        -----------
      Total                       $ 12,634,337                              $ 12,861,605                        $  227,268
                                  ============                              ============                        ===========

      Futures Contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 1999, the Portfolio held the following financials futures contracts:

                                                                            Underlying Face
      Contract                                 Position   Expiration Date   Amount At Value    Unrealized Loss
      ---------------------------------------------------------------------------------------------------------
      U.S. 10 Year Note (129 contracts)          Long         9/30/99          $14,343,188         $(63,136)

                     Standish, Ayer & Wood Master Portfolio
                     Standish Global Fixed Income Portfolio

                   Notes To Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      At June 30, 1999 the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

      Interest Rate Swap Contracts

      Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will be diminished compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, managing duration or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Gains and losses are realized upon the expiration or closing of the swap contracts.

      At June 30, 1999, the Portfolio held no interest rate swap contracts.

(6)   Delayed Delivery Transactions:

      The Fund may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs the custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 1999, the Fund entered into the following delayed delivery transactions:

      Type                     Security                  Settlement Date         Payable Amount
      -----------------------------------------------------------------------------------------
      Buy                        FNMA                         7/20/99               $12,473,906
      Buy                        GNMA                         7/29/99                 4,550,145
      Buy              Liberty Media Group 144A                7/7/99                 4,398,627
                                                                                    -----------
                                                                                    $21,422,678
                                                                                    ===========

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